Notes to the consolidated financial statements - Research and development (R&D) expenses (Details) - Operative Expenses [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the Consolidated Statements of Operations
Materials	€ (78,767)	€ (121,873)	€ (278,542)
Personnel	(113,422)	(99,924)	(94,655)
Amortization and depreciation	(27,229)	(26,641)	(17,232)
Patents and fees to register a legal right	(6,666)	(3,813)	(3,199)
Third-party services	(67,905)	(39,501)	(708,636)
Maintenance and lease	(15,356)	(9,381)	(7,528)
Other	(8,170)	(17,064)	(14,415)
Total	(335,760)	(353,539)	(1,156,247)
Research and development expenses
Notes to the Consolidated Statements of Operations
Materials	(19,126)	(32,982)	(232,292)
Personnel	(43,267)	(33,944)	(33,733)
Amortization and depreciation	(8,539)	(8,650)	(4,259)
Patents and fees to register a legal right	(6,666)	(3,813)	(3,199)
Third-party services	(28,587)	20,499	(539,786)
Maintenance and lease	(7,287)	(1,069)	(347)
Other	(2,252)	(2,591)	(2,291)
Total	(115,724)	€ (62,550)	€ (815,907)
Reversal of provision for onerous contracts	38,533
Estimated contract termination provisions	€ 25,059